Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]
K.	Subsequent Events

In December 2020, the Company entered into a December 2020 Exchange Agreement and Amendment to Facility Agreement, Notes and Investors’ Rights Agreement, as amended (the “December 2020 Exchange Agreement”) with the Deerfield Lenders, DSC and Kingdon (collectively, the “Facility Agreement Note Holders”). Under the December 2020 Exchange Agreement, the Company and the Facility Agreement Note Holders have agreed that (a) upon closing of this offering the Company will make a cash pre-payment of a portion of principal amount of the Deerfield Convertible Note, the December 2019 Notes and the January 2020 Note (collectively, the “Facility Agreement Notes”) to the Facility Agreement Note Holders (the “Debt Payment”) equal to approximately $30.3 million, plus accrued interest if such payment is made on or after January 1, 2021, and (b) subject to the satisfaction or waiver of certain conditions specified in the December 2020 Exchange Agreement, including the making of the Debt Payment, issue shares of its Series B-2 Preferred Stock and warrants exercisable for shares of its common stock (the “Exchange Warrants”), in exchange for the cancellation of a portion of the principal amount of the Facility Agreement Notes owned by the Facility Agreement Note Holders in an aggregate amount equal to the Debt Payment, plus the Q4 PIK Interest Payment (as defined in the December 2020 Exchange Agreement) (such transaction, the “December 2020 Exchange”).

The December 2020 Exchange Agreement amends the Facility Agreement Notes to provide that the failure of the Company’s common stock to remain listed on an eligible securities market will not constitute a “Major Transaction” unless such failure occurs after March 31, 2023.

Subject to the satisfaction or waiver of certain conditions specified in the December 2020 Exchange Agreement, including the making of the Debt Payment and the consummation of the exchange, the December 2020 Exchange Agreement will amend that certain Facility Agreement dated as of June 2, 2014, as amended (the “Facility Agreement”), by and among the Company and the Facility Agreement Note Holders in order to, among other things, (i) extend the maturity date of the Facility Agreement Notes to March 31, 2023, (ii) provide for cash payments of interest on the Loans (as defined in the Facility Agreement) for the periods following July 1, 2021, and (iii) provide for specified prepayment terms on the Loans.

The December 2020 Exchange Agreement amends that certain Amended and Restated Investors’ Rights Agreement, dated as of February 19, 2015 (the “IRA”), by and among the Company, Deerfield and the other parties signatory thereto in order to, among other things, add Deerfield Special Situations Fund, L.P. as a party thereto and to give effect to the issuance of the Exchange Warrants and the Company’s registration obligations under the December 2020 Exchange Agreement (as described in more detail below).

The Exchange Warrants to be issued pursuant to the December 2020 Exchange Agreement will be exercisable for a number of shares of the Company’s common stock equal to 75% of the shares of common stock issuable upon conversion of the Series B-2 Preferred Stock issued in the Exchange (without regard for any beneficial ownership limitations included therein). The Exercise Warrants will be subject to substantially the same terms and conditions as the warrants issued to the public in the public offering of the Company’s securities contemplated pursuant to a registration statement on Form S-1, file no. 333-250945 (the “public Offering”), with an exercise price equal to the exercise price per share of the warrants issued in the Public Offering and will provide that the Facility Agreement Note Holders will be limited from exercising such Exchange Warrants if, as a result of such exercise, such holders (together with certain affiliates and “group” members of such holders) would beneficially own more than 4.985% of the total number of shares of the Company’s common stock then issued and outstanding.

The December 2020 Exchange Agreement contains customary representations, warranties and covenants made by the Company and the Facility Agreement Note Holders party thereto, including a covenant of the Company for the benefit of the Facility Agreement Holders party to the Exchange Agreement to file a registration statement to register for resale under the Securities Act the shares of common stock issuable upon exercise of the Exchange Warrants or conversion of the shares of Series B-2 Preferred Stock issued pursuant to the terms of the December 2020 Exchange Agreement.

The transactions contemplated under the December 2020 Exchange Agreement, including the obligation to pre-pay any portion of the Facility Agreement Notes or to complete the Exchange and the effectiveness of the amendments to the Facility Agreement, the Notes and the IRA, are subject to specified conditions of closing, including certain closing of the Public Offering, the filing of the Restated Series B-2 Certificate of Designation (as defined below) and the approval for listing of the Company’s common stock, including the shares issuable upon conversion of the Series B-2 Preferred Stock and exercise of the Exchange Warrants, on the Nasdaq Capital Market.

As a condition to closing of the December 2020 Exchange Agreement, the Company has agreed to file an Amended and Restated Certificate of Designation of Preferences, Rights and Limitations of Series B-2 Convertible Preferred Stock (the “Restated Series B-2 Certificate of Designation”) with the Secretary of State of the State Delaware, setting forth the preferences, rights and limitations of the Series B-2 preferred Stock.

Each share of Series B-2 preferred Stock will have an aggregate stated value of $1,000 and will be convertible into shares of the Company’s common stock at a per share price equal to the price per share to the public of the Company’s common stock in the Public Offering (subject to adjustment to reflect stock splits and similar events).

The Series B-2 Preferred Stock will be convertible at any time on or after the PDUFA Date (as defined in the Restated Series B-2 Certificate of Designation) at the option of the holders thereof; provided that the holders thereof will be prohibited from converting shares of Series B-2 Preferred Stock into shares of the Company’s common stock if, as a result of such conversion, such holders (together with certain affiliates and “group” members of such Holders) would beneficially own more than 4.985% of the total number of shares of the Company’s common stock then issued and outstanding. The Series B-2 Preferred Stock will not be redeemable. In the event of the Company’s liquidation, dissolution or winding up or a change in control of the Company (each, a “Liquidation Event”), the holders of Series B-2 Preferred Stock will receive, prior to any distribution or payment on our common stock, an amount equal to the greater of (i) $1,000 per share (in the case of a change in control, transaction consideration with such value), or (ii) the amount (in the case of a change in control, in the form of the transaction consideration) per share each such holder would have been entitled to receive if every share of Series B-2 Preferred Stock had been converted into common stock immediately prior to such Liquidation Event, in each case, plus any declared but unpaid dividends thereon. With respect to rights upon liquidation, the Series B-2 Preferred Stock will rank senior to the common stock, on parity with any Parity Securities (as defined in the Restated Series B-2 Certificate of Designation) and junior to existing and future indebtedness. Except as otherwise required by law (or with respect to approval of certain actions involving the Company’s organizational documents that adversely affect the holders of Series B-2 Preferred Stock and other specified matters regarding the rights, preferences and privileges of the Series B-2 Preferred Stock), the Series B-2 Preferred Stock will not have voting rights. The Series B-2 Preferred Stock will not be subject to any price-based anti-dilution protections and will not provide for any accruing dividends, but provides that holders of Series B-2 Preferred Stock will participate in any dividends on the Company’s common stock on an as-converted basis (without giving effect to the limitation on conversion described above). The Restated Series B-2 Certificate of Designation will also provide for partial liquidated damages in the event that the Company fails to timely convert shares of Series B-2 preferred Stock into common stock in accordance with the Restated Series B-2 Certificate of Designation.